FINANCIAL INFORMATION OF PARENT COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
FINANCIAL INFORMATION OF PARENT COMPANY [Line Items]
Foreign currency exchange rate weighted average translation rate	6.9931
Parent Company
FINANCIAL INFORMATION OF PARENT COMPANY [Line Items]
Foreign currency exchange rate weighted average translation rate	6.9931